Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Summary of the Major Components of the Company's Income Tax Expense

The following is a summary of the major components of the Company’s income tax expense:

(in millions of Canadian dollars)	2013	2012	2011

Current income tax expense (recovery)(1)	$38	$12	$(60)

Deferred income tax expense
Origination and reversal of temporary differences	183	144	194
Effect of tax rate increases	7	11	–
Effect of hedge of net investment in foreign subsidiaries	29	(9)	8
Tax credits	–	(4)	(15)
Other	(7)	(2)	–

Total deferred income tax expense	212	140	187

Total income taxes	$250	$152	$127

Income before income tax expense
Canada	$1,019	$464	$430
Foreign	106	172	267

Total income before income tax expense	$1,125	$636	$697

Income tax expense (recovery)
Current
Canada	$4	$6	$(59)
Foreign	34	6	(1)

Total current income tax expense (recovery)	38	12	(60)

Deferred
Canada	256	120	115
Foreign	(44)	20	72

Total deferred income tax expense	212	140	187

Total income taxes	$250	$152	$127

(1) Current income tax recovery in 2011 includes a reduction to the Company’s uncertain tax positions.

Components of Deferred Income Tax Assets and Liabilities

The provision for deferred income taxes arises from temporary differences in the carrying values of assets and liabilities for financial statement and income tax purposes and the effect of loss carry forwards. The items comprising the deferred income tax assets and liabilities are as follows:

(in millions of Canadian dollars)	2013	2012

Deferred income tax assets
Restructuring liability	$16	$24
Amount related to tax losses carried forward	96	322
Liabilities carrying value in excess of tax basis	66	295
Future environmental remediation costs	31	31
Tax credits carried forward including minimum tax	72	122
Other	46	71

Total deferred income tax assets	327	865

(in millions of Canadian dollars)	2013	2012

Deferred income tax liabilities
Properties carrying value in excess of tax basis	2,847	2,676
Other long-term assets carrying value in excess of tax basis	9	7
Other	30	20

Total deferred income tax liabilities	2,886	2,703

Total net deferred income tax liabilities	2,559	1,838
Current deferred income tax assets	344	254

Long-term deferred income tax liabilities	$2,903	$2,092

Expected Income Tax Expense Reconciled To Income Tax Expense

The Company’s consolidated effective income tax rate differs from the expected statutory tax rates. Expected income tax expense at statutory rates is reconciled to income tax expense as follows:

(in millions of Canadian dollars, except percentage)	2013	2012	2011

Statutory federal and provincial income tax rate	26.32%	26.09%	28.75%

Expected income tax expense at Canadian enacted statutory tax rates	$296	$166	$200
Increase (decrease) in taxes resulting from:
Items not subject to tax	(6)	(4)	(3)
Canadian tax rate differentials	(1)	(1)	(8)
Foreign tax rate differentials	(36)	(17)	(4)
Effect of tax rate increases	7	11	–
Tax credits	–	(4)	(15)
Other(1)	(10)	1	(43)

Income tax expense	$250	$152	$127

(1) Substantially all amounts relate to uncertain tax positions.

Reconciliation of Uncertain Tax Positions In Relation To Unrecognized Tax Benefits for Canada and the United States

The following table provides a reconciliation of uncertain tax positions in relation to unrecognized tax benefits for Canada and the United States for the year ended December 31, 2013:

(in millions of Canadian dollars)	2013	2012	2011

Unrecognized tax benefits at January 1	$19	$19	$60
Increase in unrecognized:
Tax benefits related to the current year	4	2	3
Gross uncertain tax benefits related to prior years	–	–	1
Dispositions:
Gross uncertain tax benefits related to prior years	(7)	(2)	(45)

Unrecognized tax benefits at December 31	$16	$19	$19